Other Receivables (Details) - Schedule of Other Receivables - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Other Receivables [Abstract]
Cash advance to a third-party vendor	$ 778,724	$ 817,564
Impairment provision for other receivables	(778,724)
Total other receivable		$ 817,564